Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended							6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Revenue:
Rental	$ 175,566	$ 252,798	$ 509,429			$ 278,463						$ 556,355	$ 925,892	$ 1,137,232	$ 1,174,802
Sales	171,690	242,261	476,653			240,330						462,643	792,230	876,362	813,684
Total revenue	347,256	495,059	986,082	168,766	530,358	518,793	500,205	526,361	505,727	496,715	484,791	1,018,998	1,718,122	2,013,594	1,988,486
Rental expenses	109,460	162,430	342,007			146,353						296,845	479,121	625,277	640,346
Cost of sales	48,520	69,683	139,748			60,418						122,137	205,377	250,253	244,784
Gross profit	189,276	262,946	504,327	102,964	330,644	312,022	287,994	300,219	288,411	278,786	270,648	600,016	1,033,624	1,138,064	1,103,356
Selling, general and administrative expenses	222,693	161,393	318,606			151,118						294,506	594,157	564,008	528,150
Research and development expenses	16,114	20,483	41,870			23,411						44,594	75,953	90,255	92,088
Acquired intangible asset amortization	16,678	54,325	123,750			8,856						17,712	29,518	37,426	40,634
Operating earnings (loss)	(66,209)	26,745	20,101	(52,625)	143,417	128,637	114,567	123,526	120,152	101,357	101,340	243,204	333,996	446,375	442,484
Interest income and other	148	26	456			267						469	972	851	819
Interest expense	(114,992)	(134,345)	(254,929)			(17,157)						(37,997)	(61,931)	(87,053)	(104,918)
Foreign currency gain (loss)	22,250	20,421	5,534			(206)						(25)	(2,778)	(4,500)	(4,004)
Earnings (loss) before income taxes (benefit)	(158,803)	(87,153)	(228,838)			111,541						205,651	270,259	355,673	334,381
Income tax expense (benefit)	(43,934)	(32,519)	(83,526)			30,116						55,808	79,321	99,589	105,679
Net earnings (loss)	$ (114,869)	$ (54,634)	$ (145,312)	$ (49,631)	$ 90,726	$ 81,425	$ 68,418	$ 73,993	$ 75,773	$ 53,605	$ 52,713	$ 149,843	$ 190,938	$ 256,084	$ 228,702